Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

17. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the co-chairman and chief executive officer, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

In 2011, the Group had seven operating segments: 1) real estate online services; 2) primary real estate agency services; 3) secondary real estate brokerage services; 4) real estate information and consulting services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services.

In 2012 and 2013, in line with the business growth, the Group’s CODM reviewed results of primary real estate agency services and secondary real estate brokerage services as a single business unit, instead of two separate units; and reviewed results of real estate advertising services and promotional events as a single business unit, instead of two separate units, when making decisions about allocating resources and assessing performance of the Group. The five operating segments are namely 1) real estate online services; 2) real estate brokerage services; 3) real estate information and consulting services; 4) real estate promotional events and advertising services; 5) real estate fund management services.

In addition, the real estate promotional events and advertising services and real estate fund management services did not meet the significance threshold for separate disclosure in any of the three years of 2011, 2012 and 2013, and have been combined in the other services segment for segment reporting purposes.

Prior period information has been retrospectively adjusted to conform to the current segment presentation. The Group’s CODM reviewed net revenue, cost of sales, operating expenses, income from operations and net income and did not review balance sheet information. Corporate expenses of certain holding companies were not allocated among segments and were recorded as non-allocated items.

The following tables summarize the selected revenue and expense information for each operating segment:

For the years ended December 31,

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2011	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	136,452,384	176,441,032	61,750,112	26,981,453	—	401,624,981
Cost of revenues	(37,583,296)	(97,481,259)	(6,708,358)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(101,384,497)	(97,293,397)	(48,176,668)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill Impairment charge	(417,822,304)	—	—	—	—	(417,822,304)
Other operating income	13,937	3,222,483	2,349,105	594,835	—	6,180,360

Income (loss) from operations	(420,323,776)	(15,111,141)	9,214,191	(1,932,671)	(31,595,643)	(459,749,040)
Interest income	675,759	697,076	881,539	93,130	279,415	2,626,919
Other expense, net	(1,025,801)	(7,765)	(558,711)	(1,060,778)	(7,804,156)	(10,457,211)

Income (loss) before taxes and equity in affiliates	(420,673,818)	(14,421,830)	9,537,019	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	305,651	6,940,664	(3,696,794)	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	(420,368,167)	(7,481,166)	5,840,225	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	(9,609)	16,297	(94,385)	(77,413)	—	(165,110)

Net income (loss)	(420,377,776)	(7,464,869)	5,745,840	(3,803,323)	(39,120,384)	(465,020,512)

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2012	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	169,755,893	208,284,503	54,517,612	29,881,360	—	462,439,368
Cost of revenues	(54,117,692)	(114,667,241)	(10,783,472)	(23,602,280)	—	(203,170,685)
Selling, general and administrative expenses	(146,997,279)	(92,291,838)	(53,977,975)	(10,544,345)	(33,062,087)	(336,873,524)
Other operating income	153,340	2,982,861	2,481,255	857,567	—	6,475,023

Income (loss) from operations	(31,205,738)	4,308,285	(7,762,580)	(3,407,698)	(33,062,087)	(71,129,818)
Interest income	257,204	425,714	624,817	55,895	242,832	1,606,462
Other income (expense), net	(1,979,450)	84,937	(59,136)	(446)	1,221,225	(732,870)

Income (loss) before taxes and equity in affiliates	(32,927,984)	4,818,936	(7,196,899)	(3,352,249)	(31,598,030)	(70,256,226)
Income tax benefit (expense)	2,329,338	(4,589,892)	623,227	468,673	—	(1,168,654)

Income (loss) before equity in affiliates	(30,598,646)	229,044	(6,573,672)	(2,883,576)	(31,598,030)	(71,424,880)
Income (loss) from equity in affiliates	(881)	195,874	(14,933)	195,449	—	375,509

Net income (loss)	(30,599,527)	424,918	(6,588,605)	(2,688,127)	(31,598,030)	(71,049,371)

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2013	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	335,410,902	280,776,816	76,683,188	38,207,927	—	731,078,833
Cost of revenues	(63,990,693)	(168,624,507)	(14,526,318)	(26,894,288)	—	(274,035,806)
Selling, general and administrative expenses	(210,576,230)	(74,728,461)	(58,026,755)	(12,404,049)	(45,211,506)	(400,947,001)
Other operating income	599,894	1,647,257	1,950,223	720,268	—	4,917,642

Income (loss) from operations	61,443,873	39,071,105	6,080,338	(370,142)	(45,211,506)	61,013,668
Interest expenses	—	—	—	—	(192,566)	(192,566)
Interest income	1,082,287	819,925	222,898	51,944	2,493	2,179,547
Other income (expense), net	(1,185,121)	87,270	(479,313)	(11,837)	537,786	(1,051,215)

Income (loss) before taxes and equity in affiliates	61,341,039	39,978,300	5,823,923	(330,035)	(44,863,793)	61,949,434
Income tax benefit (expense)	(5,447,524)	(10,000,257)	(3,606,417)	(588,344)	5,965,548	(13,676,994)

Income (loss) before equity in affiliates	55,893,515	29,978,043	2,217,506	(918,379)	(38,898,245)	48,272,440
Income (loss) from equity in affiliates	(69,194)	343,561	312,119	(9,320)	2,236,683	2,813,849

Net income (loss)	55,824,321	30,321,604	2,529,625	(927,699)	(36,661,562)	51,086,289

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Customer A	58,044,764	55,924,621	*

*            indicates the revenue from the customer was less than 10% of total revenue in the year.

Revenue generated from Customer A for real estate online services, real estate brokerage services, real estate information and consulting services, and other services were $5,852,438, $40,341,494, $11,688,229, and $162,603 for 2011, $6,871,686, $42,483,101, $6,356,080, and $213,754 for 2012, respectively.

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2012	2013
	$	$
Customer A	52,949,294	43,318,976

Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2012	2013
	$	$
Customer B	11,136,720	—
Customer C	26,000,000	56,000,000
Customer D	20,682,480	—
Customer E	*	8,200,900

*            indicates the balance of the customer was less than 10% of total customer deposits as of 31 December, 2012.